Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset)
Beginning balance	R (7,445)
Ending balance	(7,009)	R (7,445)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	73,769	70,071
Movements recognised in the income statement:	8,998	8,259
interest income	8,998	8,259
Actuarial gains/(losses) recognised in other comprehensive income:	3,575	(2,884)
arising from return on plan assets (excluding interest income)	3,575	(2,884)
Plan participant contributions	601	562
Employer contributions	1,383	1,306
Benefits payments	(4,181)	(4,147)
Translation of foreign operations	(160)	602
Ending balance	83,985	73,769
Actual return on plan assets	12,573	5,376
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	84
Ending balance	92	84
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,225
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	69,291	66,284
Movements recognised in the income statement:	8,802	8,084
interest income	8,802	8,084
Actuarial gains/(losses) recognised in other comprehensive income:	3,351	(2,939)
arising from return on plan assets (excluding interest income)	3,351	(2,939)
Plan participant contributions	601	562
Employer contributions	1,312	1,235
Benefits payments	(3,968)	(3,935)
Ending balance	79,389	69,291
Actual return on plan assets	12,153	5,145
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(7,529)
Ending balance	(7,101)	(7,529)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	57
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	4,478	3,787
Movements recognised in the income statement:	196	175
interest income	196	175
Actuarial gains/(losses) recognised in other comprehensive income:	224	55
arising from return on plan assets (excluding interest income)	224	55
Employer contributions	71	71
Benefits payments	(213)	(212)
Translation of foreign operations	(160)	602
Ending balance	4,596	4,478
Actual return on plan assets	R 420	R 231